Document And Entity Information	6 Months Ended
Jun. 30, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	Olin Corporation
Entity Central Index Key	0000074303
Document Type	8-K
Document Period End Date	Jun. 30, 2016
Amendment Flag	false